Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of September 30, 2023
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.90%
Communication Services - 4.42%
Alphabet, Inc., Class A* 12,400 $ 1,622,664
AT&T, Inc. 115,000 1,727,300
Electronic Arts, Inc. 12,000 1,444,800
Verizon Communications,
Inc. 50,000 1,620,500
6,415,264
Consumer Discretionary - 14.46%
Amazon.com, Inc.* 11,800 1,500,016
AutoNation, Inc.* 10,700 1,619,980
Booking Holdings, Inc.* 800 2,467,160
DraftKings, Inc., Class A* 57,000 1,678,080
Expedia Group, Inc.* 7,400 762,718
General Motors Co. 65,000 2,143,050
Penske Automotive Group,
Inc. 8,100 1,353,186
PulteGroup, Inc. 20,000 1,481,000
Royal Caribbean Cruises,
Ltd.* 15,500 1,428,170
Tapestry, Inc. 38,000 1,092,500
Toll Brothers, Inc. 20,000 1,479,200
TopBuild Corp.* 9,000 2,264,400
Ulta Beauty, Inc.* 4,300 1,717,635
20,987,095
Consumer Staples - 0.98%
Lamb Weston Holdings,
Inc. 15,400 1,423,884
Energy - 7.79%
APA Corp. 42,000 1,726,200
Cheniere Energy, Inc. 9,600 1,593,216
Chesapeake Energy
Corp.+ 17,300 1,491,779
HF Sinclair Corp. 23,000 1,309,390
Marathon Petroleum Corp. 10,000 1,513,400
Occidental Petroleum
Corp. 30,300 1,965,864
Valero Energy Corp. 12,000 1,700,520
11,300,369
Financials - 16.13%
Ameriprise Financial, Inc. 5,000 1,648,400
Bank of New York Mellon
Corp. (The) 30,000 1,279,500
Citigroup, Inc. 17,500 719,775
Citizens Financial Group,
Inc. 26,800 718,240
Corebridge Financial, Inc. 90,000 1,777,500
Industry Company Shares Value
Financials (continued)
Fidelity National Financial,
Inc.+ 20,000 $ 826,000
Jefferies Financial Group,
Inc. 42,000 1,538,460
JPMorgan Chase & Co. 16,800 2,436,336
LPL Financial Holdings,
Inc. 8,700 2,067,555
Mastercard, Inc., Class A 5,000 1,979,550
MetLife, Inc. 21,400 1,346,274
Morningstar, Inc.+ 4,300 1,007,232
Royal Bank of Canada 15,700 1,372,808
Synchrony Financial 62,300 1,904,511
UBS Group AG 75,000 1,848,750
WEX, Inc.* 5,000 940,450
23,411,341
Health Care - 11.16%
Amgen, Inc. 10,700 2,875,732
DaVita, Inc.* 9,000 850,770
Exact Sciences Corp.* 16,700 1,139,274
Hologic, Inc.* 29,100 2,019,540
Molina Healthcare, Inc.* 7,700 2,524,753
Penumbra, Inc.* 9,400 2,273,954
UnitedHealth Group, Inc. 5,500 2,773,045
Veeva Systems, Inc.,
Class A* 8,500 1,729,325
16,186,393
Industrials - 13.03%
American Airlines Group,
Inc.* 100,000 1,281,000
Automatic Data
Processing, Inc. 9,000 2,165,220
Avis Budget Group, Inc.* 3,800 682,822
Axon Enterprise, Inc.* 8,268 1,645,249
Builders FirstSource, Inc.* 18,000 2,240,820
Caterpillar, Inc. 4,500 1,228,500
EMCOR Group, Inc. 7,000 1,472,730
Genpact, Ltd. 20,000 724,000
Owens Corning 11,000 1,500,510
Rollins, Inc. 35,850 1,338,280
Saia, Inc.* 4,000 1,594,600
Uber Technologies, Inc.* 38,000 1,747,620
United Airlines Holdings,
Inc.* 30,500 1,290,150
18,911,501
Information Technology - 26.36%
Adobe, Inc.* 3,100 1,580,690
Allegro MicroSystems, Inc.* 33,700 1,076,378

Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of September 30, 2023
Quarterly Report | September 30, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Apple, Inc. 26,000 $ 4,451,460
AppLovin Corp., Class A* 36,000 1,438,560
Cadence Design Systems,
Inc.* 7,600 1,780,680
Check Point Software
Technologies, Ltd.* 13,000 1,732,640
Dolby Laboratories, Inc.,
Class A 20,000 1,585,200
Dropbox, Inc., Class A* 63,800 1,737,274
Fortinet, Inc.* 25,500 1,496,340
HubSpot, Inc.* 3,000 1,477,500
Jabil, Inc. 15,000 1,903,350
Keysight Technologies,
Inc.* 4,500 595,395
Microsoft Corp. 16,300 5,146,725
MongoDB, Inc.* 3,700 1,279,682
NetApp, Inc. 21,100 1,601,068
NVIDIA Corp. 9,900 4,306,401
Oracle Corp. 20,000 2,118,400
Salesforce, Inc.* 6,800 1,378,904
VeriSign, Inc.* 7,700 1,559,481
38,246,128
Materials - 5.57%
CF Industries Holdings,
Inc. 17,000 1,457,580
Nucor Corp. 10,300 1,610,405
Olin Corp. 34,000 1,699,320
Steel Dynamics, Inc. 14,400 1,543,968
West Fraser Timber Co.,
Ltd. 24,400 1,769,976
8,081,249
TOTAL COMMON STOCKS - 99.90% 144,963,224
(Cost $131,369,801)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.00%
Fidelity Investments Money
Market Government
Portfolio Class I 5.23% 403
403
TOTAL MONEY MARKET FUND - 0.00% 403
(Cost $403)
TOTAL INVESTMENTS
-
99.90%
$ 144,963,627
(Cost $131,370,204)
Other Assets in Excess of Liabilities - 0.10% 152,043
NET ASSETS - 100.00% $ 145,115,670
* Non-income producing security.
^ Rate disclosed as of September 30, 2023.
+ This security or a portion of the security is out on loan at
September 30, 2023. Total loaned securities had a value of
$3,793,491, which included loaned securities with a value of
$468,480 that have been sold and are pending settlement as of
September 30, 2023. The total market value of loaned securities excluding these pending sales is $3,325,011.
Summary of inputs used to value the Fund’s investments as of 9/30/2023 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 144,963,224 $ – $ – $ 144,963,224
Money Market
Fund 403 – – 403
TOTAL
$144,963,627 $– $– $144,963,627
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.